Reconciliation of Basic Shares to Diluted Shares (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Basic Shares to Diluted Shares
Basic shares	543	546	545
Effect of dilutive securities	12	5	4
Diluted shares	555	551	549